Statement of Stockholders' Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Subscription Received [Member]	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance, shares at Dec. 02, 2013	0	0
Beginning balance, value at Dec. 02, 2013	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss					(12,720)		(12,720)
Other comprehensive income/(loss)						(469)	(469)
Ending balance, shares at May. 31, 2014	0	0
Ending balance, value at May. 31, 2014	$ 0	$ 0	0	0	(12,720)	(469)	(13,189)
Common stock issued, shares		2,000,000
Common stock issued, value		$ 2,000	8,000	(10,000)			0
Common stock issued for intangibles, shares		500,000
Common stock issued for intangibles, value		$ 500	(500)				0
Net loss					(5,571)		(5,571)
Other comprehensive income/(loss)						1,328	1,328
Ending balance, shares at May. 31, 2015		2,500,000
Ending balance, value at May. 31, 2015		$ 2,500	7,500		(18,291)	859	(17,432)
Stock subscription received, value				10,000			10,000
Common stock issued, shares		1,285,000
Common stock issued, value		$ 1,285	50,115				51,400
Net loss					(24,045)		(24,045)
Other comprehensive income/(loss)						1,677	1,677
Ending balance, shares at May. 31, 2016	0	3,785,000
Ending balance, value at May. 31, 2016	$ 0	$ 3,785	$ 57,615	$ 0	$ (42,336)	$ 2,536	21,600
Net loss							(29,328)
Ending balance, value at Feb. 28, 2017							$ (10,929)